Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun. 29, 2011
Government Series (Prospectus Summary) | Government Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary - Government Series
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of Government Series is to seek to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable net asset value ("NAV") of
$1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Government Series.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in shares of
Government Series with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a
5% return each year on your investment and that the operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Government Series is a money market fund that invests exclusively in obligations of the United States Government, its agencies and instrumentalities ("U.S.
Government Obligations"); obligations issued by entities with liquidity support from the U.S. Government, or its agencies or instrumentalities; repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in U.S. Government Obligations and such repurchase agreements. Government Series maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted life (portfolio maturity computed without regard to interest rate adjustments on investments) of 120 days or less.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although Government Series invests exclusively in high-quality securities, an investment in Government Series - like an investment in any money market fund
-is subject to certain risks. Interest Rate Risk is the chance that falling short term interest rates will cause Government Series' income to decline or that rising interest rates may result in a decline in the value of Government
Series' portfolio securities. Management Risk is the possibility that securities selected by Government Series' investment adviser will cause Government Series to underperform relevant benchmarks or other money market funds. Credit Risk is the risk that the issuer of a security held by Government Series will fail to pay interest and principal in a timely manner. A substantial increase in interest rates or an issuer's default in paying principal or interest could result in a decline in Government Series' yield or its NAV per share.

An investment in Government Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although
Government Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Government Series.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information is intended to help you understand the risks of investing in Government Series. It illustrates how Government Series has performed over time. Of course, past performance is not a guarantee of future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in Government Series. It illustrates how Government Series has performed over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not a guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Return (shown for calendar years) (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
 High Quarter                                       3Q 2000 1.61%
         Low Quarter                                        1Q 2011 0.02%
         Year-to-Date through March 31, 2011 (unannualized)         0.02%

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
To obtain current yield information, call (800) 338-3383.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (as of calendar year ended December 31, 2010)
Government Series (Prospectus Summary) | Government Series | Government Series
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2000
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
Government Series | Government Series
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.09%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Other Expenses:	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	21
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	255
Annual Return 2001	rr_AnnualReturn2001	4.01%
Annual Return 2002	rr_AnnualReturn2002	1.55%
Annual Return 2003	rr_AnnualReturn2003	0.86%
Annual Return 2004	rr_AnnualReturn2004	1.12%
Annual Return 2005	rr_AnnualReturn2005	2.94%
Annual Return 2006	rr_AnnualReturn2006	4.80%
Annual Return 2007	rr_AnnualReturn2007	5.06%
Annual Return 2008	rr_AnnualReturn2008	2.37%
Annual Return 2009	rr_AnnualReturn2009	0.39%
Annual Return 2010	rr_AnnualReturn2010	0.13%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 1999